Segment Reporting (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment			2
Revenue			$ 626,637	$ 221,018
Gross profit			390,513	141,613
Income (loss) from operations			63,684	(27,717)
Net income (loss)	$ (35,109)	$ (27,152)	(61,328)	(69,848)
Total assets			2,384,559	736,926
Total liabilities			1,010,376	333,480
Held for sale
Disclosure of operating segments [line items]
Total assets			58,504
Total liabilities			7,181
Cannabis
Disclosure of operating segments [line items]
Revenue			586,219	173,857
Gross profit			350,095	94,452
Income (loss) from operations			122,196	(6,348)
Net income (loss)			23,572	(19,649)
Total assets			2,114,424	465,169
Total liabilities			672,796	93,785
Non-Cannabis
Disclosure of operating segments [line items]
Revenue			40,418	47,161
Gross profit			40,418	47,161
Income (loss) from operations			(58,512)	(21,369)
Net income (loss)			(84,900)	(50,199)
Total assets			211,631	271,757
Total liabilities			$ 330,399	$ 239,695